UBS Series Funds

May 31, 2022

Supplement to the Prospectus dated August 27, 2021, as supplemented.

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select ESG Prime Preferred Fund

Dear Investor,

The purpose of this supplement is to update certain information contained in the Prospectus for UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select ESG Prime Preferred Fund (each, a “fund” and together, the “funds”), each a series of UBS Series Funds (the “Trust”), regarding the minimum initial investment amount for each fund.

At the recommendation of UBS Asset Management (Americas) Inc. (“UBS AM”), the funds’ investment adviser, the Trust’s Board of Trustees (the “Board”) has approved (i) a reduction in the minimum initial investment amount for UBS Financial Services Inc. customers/clients purchasing shares of the funds (except UBS Select ESG Prime Preferred Fund, which is subject to different reductions as discussed below) through brokerage accounts to $5,000,000, as determined on a household basis, and (ii) elimination of the minimum initial investment amount for UBS Financial Services Inc. customers/clients purchasing shares of the funds through fee-based advisory programs.

In addition at the recommendation of UBS AM, the Board has approved (i) the extension of the temporary reduction in the minimum initial investment amount for UBS Financial Services Inc. customers/clients purchasing shares of UBS Select ESG Prime Preferred Fund through brokerage accounts from $50,000,000 to $1,000,000, as determined on a household basis, through December 31, 2022, and (ii) a reduction in the minimum initial investment amount for UBS Financial Services Inc. customers/clients purchasing shares of UBS Select ESG Prime Preferred Fund through brokerage accounts to $5,000,000 after December 31, 2022.

These disclosure changes will become effective on June 6, 2022 (“Effective Date”). Any minimum initial investment amounts, including temporary reductions in the minimum initial investment amounts for UBS Select ESG Prime Preferred Fund that expire prior to the Effective Date will continue until the Effective Date, at which time the disclosure changes below will supersede such minimum initial investment amounts.

The Prospectus is hereby supplemented as shown below.

ZS-1175

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for each fund (except UBS Select ESG Prime Preferred Fund) in the Prospectus is revised by replacing the fourth and fifth sentences of that section in their entirety with the following:

The minimum investment level for initial purchases generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $5,000,000, as determined on a household basis. Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select ESG Prime Preferred Fund on page 26 of the Prospectus is revised by replacing the fourth and fifth sentences of that section in their entirety with the following:

The minimum investment level for initial purchases generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $1,000,000, as determined on a household basis, through December 31, 2022. Following December 31, 2022, the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts will be $5,000,000, as determined on a household basis. Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment” beginning on page 38 of the Prospectus is revised by replacing the first and second paragraphs of that section in their entirety with the following:

The minimum investment level for initial purchases of UBS Select ESG Prime Preferred Fund generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $1,000,000, as determined on a household basis, through December 31, 2022. Following December 31, 2022, the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts will be $5,000,000, as determined on a household basis. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $5,000,000, as determined on a household basis.

Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment” beginning on page 44 of the Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

The minimum investment level for initial purchases of UBS Select ESG Prime Preferred Fund generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $1,000,000, as determined on a household basis, through December 31, 2022. Following December 31, 2022, the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts will be $5,000,000, as determined on a household basis. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund generally is $50,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. brokerage accounts is $5,000,000, as determined on a household basis.

Initial purchases made through UBS Financial Services Inc. fee-based advisory programs, subsequent purchases, and purchases through exchanges are not subject to a minimum investment level.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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